INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES
7. INVENTORIES

Accounting policy:

Inventories are stated at the lower of cost and net realizable value (it is the estimated selling price in the normal course of business, minus the estimated completion costs and estimated costs necessary to make the sale). The cost of finished and work-in-progress goods comprises direct materials, direct labor and an appropriate proportion of variable and fixed overheads, the latter of which are allocated based on normal operating capacity. Costs are assigned to individual inventory items based on weighted average costs.

The provision for obsolete inventories is made for risks associated with the realization and sale of obsolete inventories, and is measured at net realizable value or cost, whichever is lower.

	12/31/2024	12/31/2023
Finished products	1,664,235	1,254,818
Parts and accessories	207,794	178,260
Construction Materials	193,450	316,370
Warehouse and other	7,426	43,266
	2,072,905	1,792,714

The balances are presented net of a provision of R$38,449 for obsolete inventories on December 31, 2024 (R$78,709 on December 31, 2023).